Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Consolidated statutory policyholders' surplus	$ 5,605.2	$ 5,269.2
Statutory net income	808.3	1,001.7	1,049.1
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	501.9
Aggregate cash dividends paid to the parent company by subsidiaries	782.2
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 975.5